Share based compensation - Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) - shares		1 Months Ended					12 Months Ended
		Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2015	May 31, 2015	Jan. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)						525,210	5,186,724	1,402,980	525,210
Granted (in shares)		2,282,500	2,066,658		28,000		0	4,349,158	937,970
Settled (in shares)							(74,660)	(249,050)	0
Forfeited (in shares)							(798,127)	(316,364)	(60,200)
Outstanding at end of year (in shares)		5,186,724		1,402,980			4,313,937	5,186,724	1,402,980
North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)						253,870	413,702	174,583	253,870
Granted (in shares)		152,000	118,653			109,219	0	270,653	1,587,719
Settled (in shares)							0	(20,837)	0
Adjustment (in shares)	[1]			(1,571,250)			0	0	(1,571,251)
Forfeited (in shares)							(300)	(10,697)	(95,755)
Outstanding at end of year (in shares)		413,702		174,583			413,402	413,702	174,583

[1]	Adjustment relates to NADL's reverse stock split in December 2015, as discussed above.